MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
HELD TO MATURITY
Amortized Cost	$ 26,420	$ 82,400
Gross Unrealized Gains	864	1,663
Gross Unrealized Losses	(328)	(4)
Total	26,956	84,059
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	139,268	79,086
Gross Unrealized Gains	989	839
Gross Unrealized Losses	(259)	(112)
Total	139,998	79,813
Agency [Member]
HELD TO MATURITY
Amortized Cost	135,621	69,146
Gross Unrealized Gains	368	99
Gross Unrealized Losses	(256)	(24)
Total	135,733	69,221
Private-label [Member]
HELD TO MATURITY
Amortized Cost	3,647	9,940
Gross Unrealized Gains	621	740
Gross Unrealized Losses	(3)	(88)
Total	$ 4,265	$ 10,592